Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	38 Months Ended		46 Months Ended	47 Months Ended	60 Months Ended	62 Months Ended	68 Months Ended	79 Months Ended	80 Months Ended	95 Months Ended	119 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 29, 2023	Sep. 30, 2022	Sep. 30, 2021	Aug. 03, 2021	Dec. 08, 2020	Oct. 20, 2020	Sep. 30, 2020	Sep. 30, 2019	Aug. 01, 2019	Jan. 29, 2019	Sep. 28, 2018	Mar. 07, 2018	Jan. 30, 2018	Sep. 29, 2017	Nov. 03, 2016	Sep. 30, 2016	Sep. 30, 2015	Nov. 12, 2014	Sep. 30, 2014
C000209770 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA Global Growth Fund (Class A/SGAAX) at POP
Account Value	[1],[2]	$ 27,046.03944	$ 27,046.03944	$ 27,046.03944	$ 27,046.03944	$ 27,046.03944	$ 27,046.03944	$ 27,046.03944	$ 27,046.03944	$ 27,046.03944	$ 27,046.03944	$ 27,046.03944	$ 27,046.03944	$ 27,046.03944		$ 21,833.46261	$ 17,614.59696	$ 25,870.48914				$ 21,651.06674	$ 17,115.27436			$ 15,725.23873			$ 13,221.07871		$ 11,664.09553	$ 9,561.585721		$ 10,000
Average Annual Return, Percent	[1],[2]	17.06%					8.35%							10.46%
C000209770 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA Global Growth Fund (Class A/SGAAX) at NAV
Average Annual Return, Percent	[3]	23.87%					9.58%							11.09%
C000209771 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA Global Growth Fund (Class C/SGACX) at NAV and with CDSC
Account Value	[4],[5]	$ 26,551.8151599999	26,551.8151599999	26,551.8151599999	26,551.8151599999	26,551.8151599999	$ 26,551.8151599999	26,551.8151599999	26,551.8151599999	26,551.8151599999	26,551.8151599999	26,551.8151599999	26,551.8151599999	$ 26,551.8151599999		21,598.41764	17,557.76311	25,972.59621				21,895.38377	17,448.15693			16,141.77815			13,672.843		12,162.32198	10,043.3157		10,000
Average Annual Return, Percent	[4],[5]	22.93%					8.76%							10.26%
C000209768 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA Global Growth Fund (Class I/SGAPX) at NAV
Account Value	[6]	$ 290,220.2999	290,220.2999	290,220.2999	290,220.2999	290,220.2999	$ 290,220.2999	290,220.2999	290,220.2999	290,220.2999	290,220.2999	290,220.2999	290,220.2999	$ 290,220.2999		233,685.1511	188,042.0844	275,479.8423				229,980.2434	181,385.7703			166,431.7806			139,954.2577		123,488.5945	101,255.5934		100,000
Average Annual Return, Percent	[6]	24.19%					9.86%							11.24%
C000209769 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA Global Growth Fund (Class R6/SGARX) at NAV
Account Value	[7]	$ 7,465,619.466	7,465,619.466	7,465,619.466	7,465,619.466	7,465,619.466	$ 7,465,619.466	7,465,619.466	7,465,619.466	7,465,619.466	7,465,619.466	7,465,619.466	7,465,619.466	$ 7,465,619.466		6,005,007.536	4,823,848.616	7,050,390.464				5,871,708.497	4,621,053.571			4,228,077.078			3,540,850.035		3,111,375.729	2,540,589.046		2,500,000
Average Annual Return, Percent	[7]	24.36%					10.07%							11.56%
C000060269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at POP
Account Value	[8],[9]	$ 43,316.17972	43,316.17972	43,316.17972	43,316.17972	43,316.17972	$ 43,316.17972	43,316.17972	43,316.17972	43,316.17972	43,316.17972	43,316.17972	43,316.17972	$ 43,316.17972		33,108.18808	26,512.99971	30,035.39578				23,341.53015	21,261.96475			18,893.4145			14,945.44796		11,450.1459	9,698.081006		10,000
Average Annual Return, Percent	[8],[9]	23.64%					14.00%							15.79%
C000060269 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at NAV
Average Annual Return, Percent	[10]	30.83%					15.29%							16.45%
C000060271 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Core Fund (Class C/PKSCX) at NAV and with CDSC
Account Value	[11],[12]	$ 42,597.70918	42,597.70918	42,597.70918	42,597.70918	42,597.70918	$ 42,597.70918	42,597.70918	42,597.70918	42,597.70918	42,597.70918	42,597.70918	42,597.70918	$ 42,597.70918		32,796.50538	26,453.44093	30,187.40684				23,631.96608	21,684.38118			19,415.44603			15,467.96989		11,939.99939	10,186.80035		10,000
Average Annual Return, Percent	[11],[12]	29.88%					14.46%							15.59%
C000060272 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Core Fund (Class I/PKSFX) at NAV
Account Value	[13]	$ 470,563.5332	470,563.5332	470,563.5332	470,563.5332	470,563.5332	$ 470,563.5332	470,563.5332	470,563.5332	470,563.5332	470,563.5332	470,563.5332	470,563.5332	$ 470,563.5332		358,640.6145	286,461.4695	323,708.5326				250,882.4978	227,849.1362			201,948.0644			159,351.1688		121,734.5833	102,827.8982		100,000
Average Annual Return, Percent	[13]	31.21%					15.61%							16.75%
C000148845 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Core Fund (Class R6/VSCRX) at NAV
Account Value	[14]	$ 11,057,462.48	11,057,462.48	11,057,462.48	11,057,462.48	11,057,462.48	$ 11,057,462.48	11,057,462.48	11,057,462.48	11,057,462.48	11,057,462.48	11,057,462.48	$ 11,057,462.48	$ 11,057,462.48		8,422,548.125	6,721,890.55	7,588,457.35				5,875,930.175	5,334,663			4,723,643.925			3,723,439		2,843,069.825	2,398,814	$ 2,500,000
Average Annual Return, Percent	[14]	31.31%					15.69%						16.22%
C000060291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Fund (Class A/NAINX) at POP
Account Value	[15],[16]	$ 18,633.85207	18,633.85207	18,633.85207	18,633.85207	18,633.85207	$ 18,633.85207	18,633.85207	18,633.85207	18,633.85207	18,633.85207	18,633.85207	$ 18,633.85207	$ 18,633.85207		14,556.72061	12,569.54043	18,224.27257				15,617.31173	12,038.92952			11,761.91516			10,718.56629		9,486.586821	8,886.157454		10,000
Average Annual Return, Percent	[15],[16]	20.97%					7.90%							6.42%
C000060291 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Fund (Class A/NAINX) at NAV
Average Annual Return, Percent	[17]	28.01%					9.13%							7.03%
C000060293 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Fund (Class C/POICX) at NAV and with CDSC
Account Value	[18],[19]	$ 18,258.53044	18,258.53044	18,258.53044	18,258.53044	18,258.53044	$ 18,258.53044	18,258.53044	18,258.53044	18,258.53044	18,258.53044	18,258.53044	18,258.53044	$ 18,258.53044		14,368.20365	12,503.01461	18,269.84927				15,774.55718	12,245.00585			12,066.69294			11,076.11072		9,878.119691	9,331.313404		10,000
Average Annual Return, Percent	[18],[19]	27.08%					8.32%							6.21%
C000211088 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Fund (Class I/VTAIX) at NAV
Account Value	[20]	$ 173,304.344	173,304.344	173,304.344	173,304.344	173,304.344	$ 173,304.344	173,304.344	$ 173,304.344	173,304.344	173,304.344	173,304.344	173,304.344	$ 173,304.344		134,987.077	116,253.064	168,231.307				143,932.961	110,826.95		$ 100,000
Average Annual Return, Percent	[20]	28.39%					9.35%		10.18%
C000224195 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Fund (Class R6/VTARX) at NAV
Account Value	[21]	$ 2,929,897.025	2,929,897.025	2,929,897.025	2,929,897.025	$ 2,929,897.025	$ 2,929,897.025	2,929,897.025	$ 2,929,897.025	2,929,897.025	2,929,897.025	2,929,897.025	2,929,897.025	2,929,897.025		2,279,678.5	1,960,847.65	2,830,647.95			$ 2,500,000
Average Annual Return, Percent	[21]	28.52%				4.10%
C000003700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Global Quality Dividend Fund (Class A/PPTAX) at POP
Account Value	[22],[23]	$ 16,591.3022	16,591.3022	16,591.3022	16,591.3022	$ 16,591.3022	$ 16,591.3022	16,591.3022	16,591.3022	16,591.3022	16,591.3022	16,591.3022	16,591.3022	$ 16,591.3022		13,510.30462	12,418.33702	13,830.18873				11,678.99092	13,215.6583			12,061.45625			11,571.39681		10,281.97449	8,920.111797		10,000
Average Annual Return, Percent	[22],[23]	16.12%					3.48%							5.19%
C000003700 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Global Quality Dividend Fund (Class A/PPTAX) at NAV
Average Annual Return, Percent	[24]	22.88%					4.65%							5.79%
C000003701 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Global Quality Dividend Fund (Class C/PPTCX) at NAV and with CDSC
Account Value	[25],[26]	$ 16,286.82815	16,286.82815	16,286.82815	16,286.82815	16,286.82815	$ 16,286.82815	16,286.82815	16,286.82815	16,286.82815	16,286.82815	16,286.82815	16,286.82815	$ 16,286.82815		13,357.11097	12,361.27456	13,878.28009				11,809.55404	13,471.41452			12,388.5535			11,962.95776		10,717.16056	9,366.967096		10,000
Average Annual Return, Percent	[25],[26]	21.93%					3.87%							5.00%
C000067139 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Global Quality Dividend Fund (Class I/PIPTX) at NAV
Account Value	[27]	$ 179,986.5596	179,986.5596	179,986.5596	179,986.5596	179,986.5596	$ 179,986.5596	179,986.5596	179,986.5596	179,986.5596	179,986.5596	179,986.5596	179,986.5596	$ 179,986.5596		146,088.7279	134,006.4396	148,900.5744				125,357.3406	141,606.1186			128,907.56			123,290.6871		109,320.7915	94,553.79089		100,000
Average Annual Return, Percent	[27]	23.20%					4.91%							6.05%
C000215020 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Global Quality Dividend Fund (Class R6/VGQRX) at NAV
Account Value	[28]	$ 3,358,805.125	3,358,805.125	3,358,805.125	3,358,805.125	3,358,805.125	$ 3,358,805.125	$ 3,358,805.125	3,358,805.125	3,358,805.125	3,358,805.125	3,358,805.125	3,358,805.125	$ 3,358,805.125		2,717,610.725	2,483,877.65	2,751,718.575				2,309,414.35	2,600,140.55	$ 2,500,000
Average Annual Return, Percent	[28]	23.59%					5.25%	5.88%
C000060273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Fund (Class A/PSTAX) at POP
Account Value	[29],[30]	$ 32,875.13275	32,875.13275	32,875.13275	32,875.13275	32,875.13275	$ 32,875.13275	$ 32,875.13275	32,875.13275	32,875.13275	32,875.13275	32,875.13275	32,875.13275	$ 32,875.13275		23,731.90333	19,254.58607	30,342.27927				24,873.80735	16,671.80498			16,490.99335			13,793.26833		11,257.13838	9,949.615032		10,000
Average Annual Return, Percent	[29],[30]	30.91%					13.26%							12.64%
C000060273 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Fund (Class A/PSTAX) at NAV
Average Annual Return, Percent	[31]	38.53%					14.55%							13.28%
C000060275 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Fund (Class C/SSTFX) at NAV and with CDSC
Account Value	[32],[33]	$ 32,143.50467	32,143.50467	32,143.50467	32,143.50467	32,143.50467	$ 32,143.50467	32,143.50467	32,143.50467	32,143.50467	32,143.50467	32,143.50467	32,143.50467	$ 32,143.50467		23,398.44462	19,141.34917	30,418.3261				25,138.7197	16,974.81601			16,930.01062			14,277.58121		11,736.73224	10,460.62035		10,000
Average Annual Return, Percent	[32],[33]	37.37%					13.62%							12.39%
C000060276 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Fund (Class I/PLXGX) at NAV
Account Value	[34]	$ 353,726.057	353,726.057	353,726.057	353,726.057	353,726.057	$ 353,726.057	353,726.057	353,726.057	353,726.057	353,726.057	353,726.057	353,726.057	$ 353,726.057		254,924.1263	206,256.7137	324,563.3879				265,527.7853	178,536.9288			176,270.5432			147,127.6706		119,765.2596	105,567.9456		100,000
Average Annual Return, Percent	[34]	38.76%					14.65%							13.47%
C000199781 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Fund (Class R6/VCGRX) at NAV
Account Value	[35]	$ 5,272,001.825	5,272,001.825	5,272,001.825	5,272,001.825	5,272,001.825	$ 5,272,001.825	5,272,001.825	5,272,001.825	5,272,001.825	$ 5,272,001.825	5,272,001.825	5,272,001.825	$ 5,272,001.825		3,788,843.875	3,058,372.925	4,799,097.625				3,916,026.05	2,610,825.8			2,578,548.2		$ 2,500,000
Average Annual Return, Percent	[35]	39.15%					15.09%				11.83%
C000077895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at POP
Account Value	[36],[37]	$ 30,872.53968	30,872.53968	30,872.53968	30,872.53968	30,872.53968	$ 30,872.53968	30,872.53968	30,872.53968	30,872.53968	$ 30,872.53968	30,872.53968	30,872.53968	$ 30,872.53968		25,343.01615	21,009.51799	26,628.57301				19,543.9582	17,085.50145			16,304.68717			13,518.71868		11,496.98648	9,944.772764		10,000
Average Annual Return, Percent	[36],[37]	15.12%					11.29%							11.93%
C000077895 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at NAV
Average Annual Return, Percent	[38]	21.82%					12.56%							12.57%
C000077896 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Core Fund (Class C/VMCCX) at NAV and with CDSC
Account Value	[39],[40]	$ 30,302.7776	30,302.7776	30,302.7776	30,302.7776	30,302.7776	$ 30,302.7776	30,302.7776	30,302.7776	30,302.7776	30,302.7776	30,302.7776	30,302.7776	$ 30,302.7776		25,061.39503	20,931.3632	26,733.05492				19,768.3273	17,415.09142			16,740.42412			13,983.92616		11,985.25328	10,442.85839		10,000
Average Annual Return, Percent	[39],[40]	20.91%					11.71%							11.72%
C000077897 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Core Fund (Class I/VIMCX) at NAV
Account Value	[41]	$ 334,980.4907	334,980.4907	334,980.4907	334,980.4907	334,980.4907	$ 334,980.4907	334,980.4907	334,980.4907	334,980.4907	334,980.4907	334,980.4907	334,980.4907	$ 334,980.4907		274,274.3448	226,785.4792	286,732.7231				209,921.6492	183,094.6434			174,269.7519			144,105.7231		122,284.8027	105,503.5966		100,000
Average Annual Return, Percent	[41]	22.13%					12.84%							12.85%
C000199784 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Core Fund (Class R6/VRMCX) at NAV
Account Value	[42]	$ 5,049,743.9	5,049,743.9	5,049,743.9	5,049,743.9	5,049,743.9	$ 5,049,743.9	5,049,743.9	5,049,743.9	5,049,743.9	$ 5,049,743.9	5,049,743.9	5,049,743.9	$ 5,049,743.9		4,130,876.475	3,413,390.725	4,312,130.825				3,155,081.375	2,749,008.525			2,614,399.025		2,500,000
Average Annual Return, Percent	[42]	22.24%					12.93%				11.11%
C000223339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at POP
Account Value	[43],[44]	$ 10,451.7	10,451.7	10,451.7	$ 10,451.7	10,451.7	$ 10,451.7	10,451.7	10,451.7	10,451.7	$ 10,451.7	10,451.7	10,451.7	10,451.7		8,599.5	7,304.85	10,111.5		$ 10,000
Average Annual Return, Percent	[43],[44]	14.85%			1.17%
C000223339 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at NAV
Average Annual Return, Percent	[45]	21.54%			2.68%
C000223336 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Growth Fund (Class C/VCKSX) at NAV and with CDSC
Account Value	[46],[47]	$ 10,750	10,750	10,750	$ 10,750	10,750	10,750	10,750	10,750	10,750	10,750	10,750	10,750	10,750		8,910	7,630	10,630		10,000
Average Annual Return, Percent	[46],[47]	20.65%			1.91%
C000223337 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Growth Fund (Class I/VIKSX) at NAV
Account Value	[48]	$ 111,700	111,700	111,700	$ 111,700	111,700	111,700	111,700	111,700	111,700	111,700	111,700	111,700	111,700		91,700	77,700	107,200		100,000
Average Annual Return, Percent	[48]	21.81%			2.94%
C000223338 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Growth Fund (Class R6/VRKSX) at NAV
Account Value	[49]	$ 2,797,500	2,797,500	2,797,500	$ 2,797,500	2,797,500	2,797,500	2,797,500	2,797,500	2,797,500	2,797,500	2,797,500	2,797,500	2,797,500		2,295,000	1,945,000	2,682,500		2,500,000
Average Annual Return, Percent	[49]	21.90%			2.99%
C000060263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at POP
Account Value	[50],[51]	$ 37,982.82284	37,982.82284	37,982.82284	$ 37,982.82284	37,982.82284	$ 37,982.82284	37,982.82284	37,982.82284	37,982.82284	37,982.82284	37,982.82284	37,982.82284	$ 37,982.82284		32,840.09384	28,518.75973	41,354.29422				34,330.54724	25,829.28197			22,634.33436			17,145.99709		12,914.46666	9,822.57492		10,000
Average Annual Return, Percent	[50],[51]	9.30%					6.80%							14.28%
C000060263 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at NAV
Average Annual Return, Percent	[52]	15.66%					8.02%							14.93%
C000060264 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Fund (Class C/PSGCX) at NAV and with CDSC
Account Value	[53],[54]	$ 37,382.07685	37,382.07685	37,382.07685	37,382.07685	37,382.07685	$ 37,382.07685	37,382.07685	37,382.07685	37,382.07685	37,382.07685	37,382.07685	37,382.07685	$ 37,382.07685		32,554.5088	28,478.84527	41,589.50942				34,773.62678	26,348.7422			23,260.06484			17,748.27391		13,475.4591	10,321.60611		10,000
Average Annual Return, Percent	[53],[54]	14.83%					7.25%							14.09%
C000060265 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Fund (Class I/PXSGX) at NAV
Account Value	[55]	$ 412,575.604	412,575.604	412,575.604	412,575.604	412,575.604	$ 412,575.604	412,575.604	412,575.604	412,575.604	412,575.604	412,575.604	412,575.604	$ 412,575.604		355,804.7604	308,129.3497	445,625.8465				368,994.8772	276,884.7452			241,944.7523			182,819.9899		137,373.342	104,240.1952		100,000
Average Annual Return, Percent	[55]	15.96%					8.30%							15.23%
C000199780 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Fund (Class R6/VRSGX) at NAV
Account Value	[56]	$ 4,925,440.725	4,925,440.725	4,925,440.725	4,925,440.725	4,925,440.725	$ 4,925,440.725	4,925,440.725	4,925,440.725	4,925,440.725	$ 4,925,440.725	4,925,440.725	4,925,440.725	$ 4,925,440.725		4,243,055	3,670,123.275	5,303,460.925				4,387,538.375	3,289,255.45			2,870,680.975		2,500,000
Average Annual Return, Percent	[56]	16.08%					8.41%				10.70%
C000060285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Fund (Class A/PDIAX) at POP
Account Value	[57],[58]	$ 23,529.12715	23,529.12715	23,529.12715	23,529.12715	23,529.12715	$ 23,529.12715	23,529.12715	23,529.12715	23,529.12715	$ 23,529.12715	23,529.12715	23,529.12715	$ 23,529.12715		19,158.66395	18,214.08896	19,587.35599				16,291.65596	14,449.52695			14,573.89452			13,148.44082		10,656.26581	9,616.495502		10,000
Average Annual Return, Percent	[57],[58]	16.06%					9.00%							8.93%
C000060285 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Fund (Class A/PDIAX) at NAV
Average Annual Return, Percent	[59]	22.81%					10.24%							9.55%
C000060287 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Fund (Class C/PGICX) at NAV and with CDSC
Account Value	[60],[61]	$ 23,073.81556	23,073.81556	23,073.81556	23,073.81556	23,073.81556	$ 23,073.81556	23,073.81556	23,073.81556	23,073.81556	23,073.81556	23,073.81556	23,073.81556	$ 23,073.81556		18,941.67349	18,142.5071	19,649.73473				16,469.81267	14,717.57726			14,964.99367			13,604.91793		11,105.64331	10,092.07992		10,000
Average Annual Return, Percent	[60],[61]	21.82%					9.41%							8.72%
C000060288 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Fund (Class I/PXIIX) at NAV
Account Value	[62]	$ 255,097.3447	255,097.3447	255,097.3447	255,097.3447	255,097.3447	$ 255,097.3447	255,097.3447	255,097.3447	255,097.3447	255,097.3447	255,097.3447	255,097.3447	$ 255,097.3447		207,302.7212	196,550.7331	210,765.1337				174,916.1401	154,816.9004			155,720.0335			140,157.8836		113,266.9617	101,962.7485		100,000
Average Annual Return, Percent	[62]	23.06%					10.50%							9.82%
C000199782 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Fund (Class R6/VECRX) at NAV
Account Value	[63]	$ 4,171,748.675	4,171,748.675	4,171,748.675	4,171,748.675	4,171,748.675	$ 4,171,748.675	4,171,748.675	4,171,748.675	4,171,748.675	$ 4,171,748.675	4,171,748.675	4,171,748.675	$ 4,171,748.675		3,386,853.75	3,210,738.975	3,442,857.875				2,856,071.9	2,525,746.35			2,539,855.075		2,500,000
Average Annual Return, Percent	[63]	23.17%					10.56%				7.98%
C000060298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at POP
Account Value	[64],[65]	$ 23,604.86024	23,604.86024	23,604.86024	23,604.86024	23,604.86024	$ 23,604.86024	23,604.86024	23,604.86024	23,604.86024	$ 23,604.86024	23,604.86024	23,604.86024	$ 23,604.86024		18,960.62771	17,170.91525	22,671.27027				16,493.69288	15,053.14949			15,651.31311			14,582.68947		11,565.80937	9,802.992129		10,000
Average Annual Return, Percent	[64],[65]	17.65%					8.18%							8.97%
C000060298 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at NAV
Average Annual Return, Percent	[66]	24.49%					9.41%							9.59%
C000060299 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Fund (Class C/PQSCX) at NAV and with CDSC
Account Value	[67],[68]	$ 23,173.65955	23,173.65955	23,173.65955	23,173.65955	23,173.65955	$ 23,173.65955	23,173.65955	23,173.65955	23,173.65955	23,173.65955	23,173.65955	23,173.65955	$ 23,173.65955		18,755.29797	17,113.98529	22,770.68154				16,689.24877	15,349.98808			16,083.36403			15,088.3553		12,049.07259	10,290.73329		10,000
Average Annual Return, Percent	[67],[68]	23.56%					8.59%							8.77%
C000060300 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Fund (Class I/PXQSX) at NAV
Account Value	[69]	$ 256,018.6382	256,018.6382	256,018.6382	256,018.6382	256,018.6382	$ 256,018.6382	256,018.6382	256,018.6382	256,018.6382	256,018.6382	256,018.6382	256,018.6382	$ 256,018.6382		205,027.3284	185,301.4699	244,073.0339				177,086.3467	161,350.0406			167,323.3129			155,477.95		122,927.4541	103,951.556		100,000
Average Annual Return, Percent	[69]	24.87%					9.67%							9.86%
C000176670 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Fund (Class R6/VQSRX) at NAV
Account Value	[70]	$ 5,475,095.875	5,475,095.875	5,475,095.875	5,475,095.875	5,475,095.875	$ 5,475,095.875	5,475,095.875	5,475,095.875	5,475,095.875	5,475,095.875	$ 5,475,095.875	5,475,095.875	$ 5,475,095.875		4,382,081.8	3,955,710.2	5,207,201.65				3,777,307.725	3,436,928.275			3,560,458.4			3,306,317.8	$ 2,500,000
Average Annual Return, Percent	[70]	24.94%					9.76%					10.42%
C000060294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at POP
Account Value	[71],[72]	$ 31,526.17544	31,526.17544	31,526.17544	31,526.17544	31,526.17544	$ 31,526.17544	31,526.17544	31,526.17544	31,526.17544	31,526.17544	$ 31,526.17544	31,526.17544	$ 31,526.17544		26,466.80927	22,925.25296	37,040.43212				30,098.17818	19,265.80344			17,927.74922			13,242.70062		10,945.67511	9,420.764818		10,000
Average Annual Return, Percent	[71],[72]	12.56%					9.11%							12.17%
C000060294 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at NAV
Average Annual Return, Percent	[73]	19.12%					10.35%							12.80%
C000060296 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Growth Fund (Class C/PSKCX) at NAV and with CDSC
Account Value	[74],[75]	$ 30,898.48446	30,898.48446	30,898.48446	30,898.48446	30,898.48446	$ 30,898.48446	30,898.48446	30,898.48446	30,898.48446	30,898.48446	30,898.48446	30,898.48446	$ 30,898.48446		26,143.28347	22,819.45985	37,175.60677				30,438.97697	19,637.32861			18,408.76512			13,697.34185		11,410.67753	9,893.205556		10,000
Average Annual Return, Percent	[74],[75]	18.19%					9.49%							11.94%
C000060297 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Growth Fund (Class I/PICMX) at NAV
Account Value	[76]	$ 341,441.7189	341,441.7189	341,441.7189	341,441.7189	341,441.7189	$ 341,441.7189	341,441.7189	341,441.7189	341,441.7189	341,441.7189	341,441.7189	341,441.7189	$ 341,441.7189		285,971.0753	247,136.1701	398,460.1052				323,022.2812	206,548.9345			191,624.8891			141,186.9471		116,403.4551	99,982.6008		100,000
Average Annual Return, Percent	[76]	19.40%					10.58%							13.07%
C000199783 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Growth Fund (Class R6/VRMGX) at NAV
Account Value	[77]	$ 5,212,313.625	5,212,313.625	5,212,313.625	5,212,313.625	5,212,313.625	$ 5,212,313.625	5,212,313.625	5,212,313.625	5,212,313.625	$ 5,212,313.625	5,212,313.625	5,212,313.625	$ 5,212,313.625		4,356,879.525	3,757,829.15	6,047,542.625				4,893,878.75	3,124,346.625			2,891,461.875		2,500,000
Average Annual Return, Percent	[77]	19.63%					10.78%				11.64%
C000199118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at POP
Account Value	[78],[79]	$ 20,098.29903	20,098.29903	20,098.29903	20,098.29903	20,098.29903	$ 20,098.29903	20,098.29903	20,098.29903	$ 20,098.29903	$ 20,098.29903	20,098.29903	20,098.29903	20,098.29903		15,979.79511	13,111.37831	17,883.90841				13,822.43165	11,044.53479			10,196.55	$ 10,000
Average Annual Return, Percent	[78],[79]	18.86%					11.45%			11.21%
C000199118 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at NAV
Average Annual Return, Percent	[80]	25.77%					12.72%			12.17%
C000199119 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Core Fund (Class C/VKSCX) at NAV and with CDSC
Account Value	[81],[82]	$ 20,250.8427	20,250.8427	20,250.8427	20,250.8427	20,250.8427	$ 20,250.8427	20,250.8427	20,250.8427	$ 20,250.8427	20,250.8427	20,250.8427	20,250.8427	20,250.8427		16,219.1399	13,408.2327	18,429.466				14,354.3035	11,556.4308			10,750	10,000
Average Annual Return, Percent	[81],[82]	24.86%					11.87%			11.33%
C000199120 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Core Fund (Class I/VKSIX) at NAV
Account Value	[83]	$ 216,393.234	216,393.234	216,393.234	216,393.234	216,393.234	$ 216,393.234	216,393.234	216,393.234	$ 216,393.234	216,393.234	216,393.234	216,393.234	216,393.234		171,533.726	140,429.765	190,988.239				147,236.743	117,302.326			108,100	100,000
Average Annual Return, Percent	[83]	26.15%					13.03%			12.46%
C000199121 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Core Fund (Class R6/VKSRX) at NAV
Account Value	[84]	$ 5,434,390.875	5,434,390.875	5,434,390.875	5,434,390.875	5,434,390.875	$ 5,434,390.875	5,434,390.875	5,434,390.875	$ 5,434,390.875	5,434,390.875	5,434,390.875	5,434,390.875	5,434,390.875		4,307,467.125	3,519,390.6	4,788,793.975				3,688,772.55	2,935,288.75			2,702,500	2,500,000
Average Annual Return, Percent	[84]	26.16%					13.11%			12.54%
C000229070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at POP
Account Value	[85],[86]	$ 10,080.01836	10,080.01836	$ 10,080.01836	10,080.01836	10,080.01836	$ 10,080.01836	10,080.01836	10,080.01836	$ 10,080.01836	10,080.01836	10,080.01836	10,080.01836	10,080.01836	$ 8,089.0866		7,356.358737	9,109.8	$ 10,000
Average Annual Return, Percent	[85],[86]	17.76%		0.25%
C000229070 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at NAV
Average Annual Return, Percent	[87]	24.61%		2.06%
C000229071 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Value Fund (Class C/VKSEX) at NAV and with CDSC
Account Value	[88],[89]	$ 10,420	10,420	$ 10,420	10,420	10,420	10,420	10,420	10,420	10,420	10,420	10,420	10,420	10,420		8,420	7,710	9,630	10,000
Average Annual Return, Percent	[88],[89]	23.75%		1.31%
C000229072 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Value Fund (Class I/VKSFX) at NAV
Account Value	[90]	$ 107,571.257	107,571.257	$ 107,571.257	107,571.257	107,571.257	107,571.257	107,571.257	107,571.257	107,571.257	107,571.257	107,571.257	107,571.257	107,571.257		86,009.436	77,983.344	96,400	100,000
Average Annual Return, Percent	[90]	25.07%		2.34%
C000229069 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Value Fund (Class R6/VKSGX) at NAV
Account Value	[91]	$ 2,696,734.65	$ 2,696,734.65	$ 2,696,734.65	2,696,734.65	2,696,734.65	2,696,734.65	2,696,734.65	2,696,734.65	2,696,734.65	2,696,734.65	2,696,734.65	2,696,734.65	2,696,734.65		2,154,316.8	1,951,982.55	2,412,500	2,500,000
Average Annual Return, Percent	[91]	25.18%	2.42%
MSCI All Country World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Account Value		$ 24,525.70012	$ 24,525.70012	24,525.70012	24,525.70012	$ 24,525.70012	$ 24,525.70012	$ 24,525.70012	$ 24,525.70012	24,525.70012	24,525.70012	24,525.70012	24,525.70012	$ 24,525.70012		18,614.53137	15,409.04992	19,421.43967			2,500,000	15,240.19875	13,799.111		100,000	13,611.38593			12,399.40719		10,450.56647	9,334.43454		10,000
Average Annual Return, Percent		31.76%				12.05%	12.19%	11.85%	12.51%					9.39%
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Account Value		$ 34,005.93641	34,005.93641	$ 34,005.93641	$ 34,005.93641	$ 34,005.93641	$ 34,005.93641	$ 34,005.93641	$ 34,005.93641	$ 34,005.93641	$ 34,005.93641	$ 34,005.93641	$ 34,005.93641	$ 34,005.93641		25,157.30862	20,881.09506	25,209.1844	10,000	10,000		19,046.8271	16,543.19835			16,076.44046	10,000	2,500,000	13,669.92277	2,500,000	11,494.9596	9,965.216671	2,500,000	10,000
Average Annual Return, Percent		35.17%		9.17%	12.86%		15.50%			13.40%	12.71%	15.26%	12.74%	13.02%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004.42282	12,004.42282	$ 12,004.42282	$ 12,004.42282	$ 12,004.42282	$ 12,004.42282	12,004.42282	$ 12,004.42282	$ 12,004.42282	$ 12,004.42282	$ 12,004.42282	$ 12,004.42282	$ 12,004.42282		10,759.69028	10,690.79808	12,518.44456			2,500,000	12,631.50257	11,806.81238		100,000	10,704.66774			10,836.44613		10,828.59358	10,294.08024		10,000
Average Annual Return, Percent		11.57%				(1.22%)	0.33%		1.65%					1.84%
MSCI All Country World Growth Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Growth Index (net)
Account Value		$ 30,463.24008	30,463.24008	30,463.24008	30,463.24008	$ 30,463.24008	$ 30,463.24008	30,463.24008	$ 30,463.24008	30,463.24008	30,463.24008	30,463.24008	30,463.24008	$ 30,463.24008		22,325.52294	17,945.71386	24,745.0119				19,983.85539	15,346.79799			14,934.2994			13,015.77984		10,927.79658	9,752.034928		10,000
Average Annual Return, Percent		36.45%					14.70%							11.78%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 23,210.13322	23,210.13322	23,210.13322	23,210.13322	23,210.13322	$ 23,210.13322	23,210.13322	23,210.13322	23,210.13322	23,210.13322	23,210.13322	$ 23,210.13322	$ 23,210.13322		18,310.01944	16,808.97699	21,971.87627				14,878.29203	14,820.45807			16,266.40763			14,115.47085		11,690.6461899999	10,124.59944	$ 2,500,000	10,000
Average Annual Return, Percent		26.76%					9.39%						8.06%	8.78%
Tactical Allocation Fund Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Tactical Allocation Fund Linked Benchmark
Account Value		$ 24,064.31147	24,064.31147	24,064.31147	24,064.31147	$ 24,064.31147	$ 24,064.31147	24,064.31147	$ 24,064.31147	24,064.31147	24,064.31147	24,064.31147	$ 24,064.31147	$ 24,064.31147		19,012.86892	16,473.9506	20,614.31983			2,500,000	17,808.49945	14,792.65481		100,000	13,970.14646			12,561.92396		11,179.14011	10,131.5631		10,000
Average Annual Return, Percent		26.57%				7.54%	10.22%		11.14%					9.18%
MSCI All Country World ex USA Small Mid Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Mid Cap Index (net)
Account Value		$ 17,187.87375	17,187.87375	17,187.87375	17,187.87375	$ 17,187.87375	$ 17,187.87375	17,187.87375	$ 17,187.87375	17,187.87375	17,187.87375	17,187.87375	17,187.87375	$ 17,187.87375		13,972.66692	11,649.17754	16,373.22068			2,500,000	12,698.01039	12,107.49161		100,000	12,683.89421			12,403.50167		10,449.59482	9,310.298904		10,000
Average Annual Return, Percent		23.01%				7.23%	7.26%		7.09%					5.57%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 46,145.40411	46,145.40411	46,145.40411	46,145.40411	$ 46,145.40411	$ 46,145.40411	46,145.40411	$ 46,145.40411	46,145.40411	$ 46,145.40411	46,145.40411	46,145.40411	$ 46,145.40411		32,453.32562	25,409.48741	32,824.47895			$ 2,500,000	25,781.62676	18,745.87981		$ 100,000	18,075.86695		2,500,000	14,312.2705		11,737.07281	10,317.34068		10,000
Average Annual Return, Percent		42.19%				15.18%	19.74%		20.49%		16.67%			16.52%
MSCI World High Dividend Yield Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World High Dividend Yield Index (net)
Account Value		$ 19,301.08316	19,301.08316	19,301.08316	19,301.08316	$ 19,301.08316	$ 19,301.08316	$ 19,301.08316	$ 19,301.08316	19,301.08316	$ 19,301.08316	19,301.08316	19,301.08316	$ 19,301.08316		15,742.80841	13,491.70076	15,141.89893				12,530.15377	13,064.86593			12,444.93213			11,875.45634		10,436.66313	9,100.154825		10,000
Average Annual Return, Percent		22.60%					8.12%	8.32%						6.80%
Global Quality Dividend Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Quality Dividend Linked Benchmark
Account Value		$ 22,081.83	22,081.83	22,081.83	22,081.83	22,081.83	$ 22,081.83	$ 22,081.83	22,081.83	22,081.83	22,081.83	22,081.83	22,081.83	$ 22,081.83		18,010.91	15,435.48	17,323.43				14,335.4	14,947.15			15,040.7			13,517.84		11,105.5	9,557.628		10,000
Average Annual Return, Percent		22.60%					8.12%	8.32%						8.24%
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Account Value		$ 26,396.34055	26,396.34055	26,396.34055	26,396.34055	26,396.34055	$ 26,396.34055	$ 26,396.34055	26,396.34055	26,396.34055	$ 26,396.34055	26,396.34055	26,396.34055	$ 26,396.34055		20,410.33459	17,991.23303	22,319.96337				16,161.26423	15,457.57462			14,980.3921		2,500,000	13,142.97029		11,396.64945	9,975.233788		10,000
Average Annual Return, Percent		29.33%					11.30%				9.43%			10.19%
Russell 2500TM Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Growth Index
Account Value		$ 10,702.53812	10,702.53812	10,702.53812	$ 10,702.53812	10,702.53812	$ 10,702.53812	10,702.53812	10,702.53812	10,702.53812	$ 10,702.53812	10,702.53812	10,702.53812	$ 10,702.53812		8,548.151048	7,728.166328	10,945.61028
Average Annual Return, Percent		25.20%			1.80%
Russell 2500TM Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Account Value		$ 11,840.94795	11,840.94795	$ 11,840.94795	$ 11,840.94795	11,840.94795	11,840.94795	11,840.94795	11,840.94795	11,840.94795	11,840.94795	11,840.94795	11,840.94795	11,840.94795	$ 9,354.091317		8,401.063687	9,924.640502	$ 10,000
Average Annual Return, Percent		26.59%		5.49%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Account Value		$ 23,560.05859	23,560.05859	$ 23,560.05859	23,560.05859	23,560.05859	$ 23,560.05859	23,560.05859	23,560.05859	23,560.05859	$ 23,560.05859	23,560.05859	23,560.05859	$ 23,560.05859		18,455.6157	16,840.32873	23,809.95082				17,866.58787	15,440.25328			17,086.3331		2,500,000	14,113.38193		11,665.77397	10,404.39267		10,000
Average Annual Return, Percent		27.66%					8.82%				6.56%			8.95%
MSCI USA High Dividend Yield Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA High Dividend Yield Index (net)
Account Value		$ 23,628.31992	23,628.31992	23,628.31992	23,628.31992	23,628.31992	$ 23,628.31992	23,628.31992	23,628.31992	23,628.31992	$ 23,628.31992	23,628.31992	23,628.31992	$ 23,628.31992		18,889.60155	16,930.39931	18,418.97451				15,308.37992	15,831.44978			14,986.61712		$ 2,500,000	13,335.53346		11,679.93214	9,646.42932		10,000
Average Annual Return, Percent		25.09%					8.34%				7.30%			8.98%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Account Value		$ 29,167.89459	29,167.89459	29,167.89459	29,167.89459	29,167.89459	$ 29,167.89459	29,167.89459	29,167.89459	29,167.89459	$ 29,167.89459	29,167.89459	29,167.89459	$ 29,167.89459		22,552.28503	19,198.89596	27,231.86747				20,875.18133	16,939.83665			16,101.95101			13,296.26651		11,285.24936	10,144.83245		10,000
Average Annual Return, Percent		29.33%					11.48%				10.45%			11.30%
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Account Value		$ 17,044.86679	17,044.86679	17,044.86679	17,044.86679	17,044.86679	$ 17,044.86679	17,044.86679	17,044.86679	$ 17,044.86679	$ 17,044.86679	17,044.86679	17,044.86679	$ 17,044.86679		13,509.79392	12,139.90235	15,387.90117		$ 10,000		10,610.27216	10,379.94695			10,817.41709	$ 10,000
Average Annual Return, Percent		26.17%					10.43%			8.45%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value		$ 22,041.74006	$ 22,041.74006	$ 22,041.74006	$ 22,041.74006	$ 22,041.74006	$ 22,041.74006	$ 22,041.74006	$ 22,041.74006	$ 22,041.74006	$ 22,041.74006	$ 22,041.74006	$ 22,041.74006	$ 22,041.74006		$ 17,510.34848	$ 16,236.98872	$ 19,725.71945				$ 12,033.43364	$ 14,137.05192			$ 15,407.36307			$ 14,092.77796	$ 2,500,000	$ 11,690.54051	$ 9,839.768331		$ 10,000
Average Annual Return, Percent		25.88%					9.29%					9.16%		8.22%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[5]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[6]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[7]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[8]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[9]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[10]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[12]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[13]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[14]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[15]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[16]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[17]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[18]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[19]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[20]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[21]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[22]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[23]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[24]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[25]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[26]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[27]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[28]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[29]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[30]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[31]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[32]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[33]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[34]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[35]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[36]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[37]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[38]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[39]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[40]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[41]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[42]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[43]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[44]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[45]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[46]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[47]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[48]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[49]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[50]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[51]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[52]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[53]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[54]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[55]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[56]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[57]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[58]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[59]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[60]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[61]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[62]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[63]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[64]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[65]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[66]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[67]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[68]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[69]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[70]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[71]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[72]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[73]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[74]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[75]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[76]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[77]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[78]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[79]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[80]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[81]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[82]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[83]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[84]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[85]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[86]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[87]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[88]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[89]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[90]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[91]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.